Description of Business	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
Description of Business

International Game Technology PLC, a public limited company organized under the laws of England and Wales (the "Parent"), has its corporate headquarters at 66 Seymour Street, 2nd floor, London, W1H 5BT, United Kingdom. The Parent is the successor to GTECH S.p.A., a società per azioni incorporated under the laws of Italy ("GTECH"), and the sole stockholder of International Game Technology, a Nevada corporation ("IGT"). The Parent, together with its consolidated subsidiaries, has principal operating facilities in Providence, Rhode Island; Las Vegas, Nevada; and Rome, Italy.

When used in these notes, unless otherwise specified or the context otherwise indicates, all references to "IGT PLC," the "Company," "we," "our," or "us" refer to the business and operations of the Parent and its consolidated subsidiaries.

We are a leading commercial operator and provider of technology in the regulated worldwide gaming markets that operates and provides a full range of services and leading-edge technology products across all gaming markets, including lotteries, machine gaming, sports betting, interactive gaming and commercial services. Our state-of-the-art information technology platforms and software enable distribution of our products and services through land-based systems, internet and mobile devices.